REVENUE - Unsatisfied Portions of Performance Obligations (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Telecommunications Service
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 4,103
Media Sercices
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	375
2026 | Telecommunications Service
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	2,786
2026 | Media Sercices
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	52
2027 | Telecommunications Service
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	1,000
2027 | Media Sercices
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	52
2028 | Telecommunications Service
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	76
2028 | Media Sercices
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	52
Thereafter | Telecommunications Service
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	241
Thereafter | Media Sercices
Disclosure of transaction price allocated to remaining performance obligations [line items]
Telecommunications service	$ 219